BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
2.1    The consolidated financial statements are prepared in accordance with International Financial Reporting Standard (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical basis except where otherwise disclosed in the accounting policies. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand (US$’000), except when otherwise indicated.
2.2    Basis of consolidation
The consolidated financial statements comprise the financial statements of APWC and its subsidiaries (collectively as “our Company”) as of December 31, 2023 and 2022, and the results of operations of our Company for the years ended December 31, 2023, 2022 and 2021.
Subsidiaries are fully consolidated from the date of acquisition (the date on which our Company obtains control), and continue to be consolidated until the date that such control ceases. Our Company controls an entity when our Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, unrealized gains and losses and dividends resulting from intra-group transactions are eliminated in full.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statements, statements of comprehensive income, statements of changes in equity and balance sheets, respectively. Total comprehensive income (loss) within a subsidiary is attributed to the non-controlling interest even if it results in a deficit balance.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If our Company loses control over a subsidiary, it:
▶Derecognizes the assets (including goodwill) and liabilities of the subsidiary
▶Derecognizes the carrying amount of any non-controlling interest
▶Derecognizes the cumulative transaction differences recorded in equity
▶Recognizes the fair value of the consideration received
▶Recognizes the fair value of any investment retained
▶Recognizes any surplus or deficit in profit or loss
▶Reclassifies the parent’s share of components previously recognized in other comprehensive income to profit or loss or retained earnings, as appropriate, as would be required if our Company had directly disposed of the related assets or liability.
2.2    Basis of consolidation (continued)
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2023	2022
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (ii)	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (ii) (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.
(ii)On December 15, 2022, APWC contributed additional capital in APNEC in the form of a cash injection of $3.9 million (or NT$120 million). Following that, on December 16, 2022, APNEC increased the capital of its subsidiary PSSC by injecting US$2.3 million (or NT$70 million) in cash.